UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number: 028-13752


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                New York, NY                       8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      691,478
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN COMMERCIAL LINES    COM PAR $0.01   025195405    8,341   370,529 SH  X    SOLE       NONE       370,529      0    0
ARCH COAL INC                COM             039380100    6,155   310,697 SH  X    SOLE       NONE       310,697      0    0
CAPLEASE INC                 COM             140288101    1,566   339,700 SH  X    SOLE       NONE       339,700      0    0
CBL & ASSOC PPTYS INC        COM             124830100    4,286   344,503 SH  X    SOLE       NONE       344,503      0    0
CITIGROUP INC                COM             172967101    9,753 2,593,771 SH  X    SOLE       NONE     2,593,771      0    0
CITIGROUP INC                UNIT 99/99/9999 172967416   28,372   251,100 SH  X    SOLE       NONE       251,100      0    0
CLIFFS NATURAL RESOURCES INC COM             18683K101    4,480    94,996 SH  X    SOLE       NONE        94,996      0    0
CONOCOPHILLIPS               COM             20825C104    4,649    94,700 SH  CALL SOLE       NONE        94,700      0    0
FIRST INDUSTRIAL REALTY TRUS COM             32054K103    3,192   662,200 SH  X    SOLE       NONE       662,200      0    0
FOREST CITY ENTERPRISES INC  CL A            345550107   10,570   933,711 SH  X    SOLE       NONE       933,711      0    0
FREEPORT-MCMORAN COPPER & GO COM             35671D857   18,232   308,335 SH  X    SOLE       NONE       308,335      0    0
GFI GROUP INC                COM             361652209    1,196   214,310 SH  X    SOLE       NONE       214,310      0    0
GLIMCHER RLTY TR             SH BEN INT      379302102    2,011   336,212 SH  X    SOLE       NONE       336,212      0    0
GOLDMAN SACHS GROUP INC      COM             38141G104   26,840   204,466 SH  X    SOLE       NONE       204,466      0    0
GOLDMAN SACHS GROUP INC      COM             38141G104  147,758 1,125,600 SH  CALL SOLE       NONE     1,125,600      0    0
GOOGLE INC                   CL A            38259P508   21,580    48,499 SH  X    SOLE       NONE        48,499      0    0
GOOGLE INC                   CL A            38259P508   22,248    50,000 SH  CALL SOLE       NONE        50,000      0    0
INTERNATIONAL BUSINESS MACHS COM             459200101    3,265    26,445 SH  X    SOLE       NONE        26,445      0    0
ISTAR FINL INC               COM             45031U101    6,393 1,433,300 SH  X    SOLE       NONE     1,433,300      0    0
JPMORGAN CHASE & CO          COM             46625H100    9,563   261,200 SH  X    SOLE       NONE       261,200      0    0
JPMORGAN CHASE & CO          *W EXP10/28/201 46634E114      348    27,500 SH  X    SOLE       NONE        27,500      0    0
LAS VEGAS SANDS CORP         COM             517834107    1,908    86,200 SH  X    SOLE       NONE        86,200      0    0
LEXINGTON REALTY TRUST       COM             529043101    4,208   700,100 SH  X    SOLE       NONE       700,100      0    0
MASTERCARD INC               CL A            57636Q104   71,784   359,763 SH  X    SOLE       NONE       359,763      0    0
MBIA INC                     COM             55262C100    9,963 1,776,000 SH  X    SOLE       NONE     1,776,000      0    0
MECHEL OAO                   SPONSORED ADR   583840103   11,973   660,027 SH  X    SOLE       NONE       660,027      0    0
MECHEL OAO                   SPON ADR PFD    583840509    2,108   304,150 SH  X    SOLE       NONE       304,150      0    0
MGIC INVT CORP WIS           COM             552848103   10,039 1,457,038 SH  X    SOLE       NONE     1,457,038      0    0
MGM MIRAGE                   COM             552953101    2,999   311,150 SH  X    SOLE       NONE       311,150      0    0
NATIONAL FINL PARTNERS CORP  COM             63607P208   16,740 1,713,422 SH  X    SOLE       NONE     1,713,422      0    0
NORTHSTAR RLTY FIN CORP      COM             66704R100    1,058   396,400 SH  X    SOLE       NONE       396,400      0    0
NYSE EURONEXT                COM             629491101    4,750   171,900 SH  X    SOLE       NONE       171,900      0    0
NYSE EURONEXT                COM             629491101   25,826   934,700 SH  CALL SOLE       NONE       934,700      0    0
ORACLE CORP                  COM             68389X105   21,802 1,015,955 SH  X    SOLE       NONE     1,015,955      0    0
OWENS ILL INC                COM NEW         690768403   24,312   919,182 SH  X    SOLE       NONE       919,182      0    0
PATRIOT COAL CORP            COM             70336T104    8,169   695,235 SH  X    SOLE       NONE       695,235      0    0
PENNSYLVANIA RL ESTATE INVT  SH BEN INT      709102107    2,679   219,200 SH  X    SOLE       NONE       219,200      0    0
PFIZER INC                   COM             717081103   28,550 2,002,100 SH  CALL SOLE       NONE     2,002,100      0    0
PFIZER INC                   COM             717081103    4,312   302,377 SH  X    SOLE       NONE       302,377      0    0
PHOENIX COS INC NEW          COM             71902E109    4,692 2,223,872 SH  X    SOLE       NONE     2,223,872      0    0
RADIAN GROUP INC             COM             750236101   10,894 1,504,687 SH  X    SOLE       NONE     1,504,687      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A        848574109   23,227 1,218,627 SH  X    SOLE       NONE     1,218,627      0    0
ST JOE CO                    COM             790148100      757    32,700 SH  X    SOLE       NONE        32,700      0    0
TESORO CORP                  COM             881609101    7,031   602,527 SH  X    SOLE       NONE       602,527      0    0
U S G CORP                   COM NEW         903293405    3,073   254,421 SH  X    SOLE       NONE       254,421      0    0
VALERO ENERGY CORP NEW       COM             91913Y100    4,023   223,753 SH  X    SOLE       NONE       223,753      0    0
VALERO ENERGY CORP NEW       COM             91913Y100   18,021 1,002,300 SH  CALL SOLE       NONE     1,002,300      0    0
VERISIGN INC                 COM             92343E102   11,322   426,443 SH  X    SOLE       NONE       426,443      0    0
VISA                         COM CL A        92826C839   14,460   204,387 SH  X    SOLE       NONE       204,387      0    0
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